Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Depreciation, Depletion and Amortization
2013	Regulated								Nonregulated
			Annual								Annual
Functional	Property,		Composite						Property,		Composite
Class of	Plant and	Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment	Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)					(in years)			(in millions)					(in years)
Generation	$17,873	$7,168	1.7	-	3.7%	31	-	132	$7,201	$2,969	2.6	-	3.3%	35	-	66
Transmission	10,854	2,805	1.1	-	2.7%	25	-	87	39	16	2.5%			43	-	55
Distribution	16,377	3,988	2.3	-	3.8%	11	-	75	-	-	NA			NA
CWIP	2,326	(121)	NM			NM			145	1	NM			NM
Other	4,116	1,931	2.0	-	7.9%	5	-	75	1,354	531	NM			NM
Total	$51,546	$15,771							$8,739	$3,517

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$16,973	$6,962	1.7	-	3.8%	31	-	132	$9,306	$3,526	2.6	-	3.3%	35	-	66
Transmission	9,846	2,720	1.2	-	2.8%	25	-	87	-	-	NA	NA
Distribution	15,565	3,837	2.4	-	3.9%	11	-	75	-	-	NA	NA
CWIP	1,600	(27)	NM	NM	219	1	NM	NM
Other	2,644	1,238	1.8	-	9.6%	5	-	75	1,301	434	NM	NM
Total	$46,628	$14,730	$10,826	$3,961

2011	Regulated	Nonregulated
Annual	Annual
Composite	Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate Ranges	Life Ranges	Rate Ranges	Life Ranges
(in years)	(in years)
Generation	1.6	-	3.8%	9	-	132	2.6	-	3.5%	20	-	66
Transmission	1.3	-	2.7%	25	-	87	NA	NA
Distribution	2.4	-	4.0%	11	-	75	NA	NA
CWIP	NM	NM	NM	NM
Other	1.7	-	9.3%	5	-	55	NM	NM

NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
Carrying
Amount
of ARO
(in millions)
ARO as of December 31, 2011 (a)	$1,474
Accretion Expense	85
Liabilities Incurred	17
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	144
ARO as of December 31, 2012	1,696
Accretion Expense	103
Liabilities Incurred	4
Liabilities Settled	(22)
Revisions in Cash Flow Estimates	54
ARO as of December 31, 2013	$1,835

(a)       A current portion of ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
	2013	2012	2011
	(in millions)
Allowance for Equity Funds Used During Construction	$73	$93	$98
Allowance for Borrowed Funds Used During Construction	40	69	63

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	335	2	55
J.M. Stuart Generating Station (c)	Coal	26.0%	544	11	190
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	809	2	399
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	262	47	198
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	123	54	66
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	519	29	376
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	404	7	223
Turk Generating Plant (e)	Coal	73.33%	1,638	13	35
Transmission	NA	(g)	78	-	50
Total			$4,712	$165	$1,592

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	310	26	59
J.M. Stuart Generating Station (c)	Coal	26.0%	542	11	181
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	807	2	387
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	263	8	195
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	121	14	64
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	514	16	371
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	403	4	216
Turk Generating Plant (e)	Coal	73.33%	1,613	(3)	-
Transmission	NA	(g)	69	4	50
Total			$4,642	$82	$1,523

(a)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of Beckjord Plant,

       Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 7.

(b)       Operated by AGR.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Operated by CLECO, a nonaffiliated company.

(e)       Operated by SWEPCo.

(f)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(g)       Varying percentages of ownership.

NA       Not applicable.

Appalachian Power Co [Member]
Depreciation, Depletion and Amortization
APCo

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$6,745,172	$2,306,545	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,160,660	490,143	1.6%	25	-	87	-	-	NA	NA
Distribution	3,139,150	674,351	3.5%	11	-	52	-	-	NA	NA
CWIP	184,701	(19,297)	NM	NM			-	-	NA	NA
Other	323,758	153,797	7.3%	24	-	55	33,759	12,451	NM	NM
Total	$12,553,441	$3,605,539					$33,759	$12,451

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,632,665	$1,928,562	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,042,144	468,633	1.6%	25	-	87	-	-	NA	NA
Distribution	2,991,898	641,504	3.4%	13	-	57	-	-	NA	NA
CWIP	266,247	(19,379)	NM	NM			-	-	NA	NA
Other	340,027	164,932	6.8%	24	-	55	33,300	12,387	NM	NM
Total	$11,272,981	$3,184,252					$33,300	$12,387

2011	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciation Rate	Life Ranges			Depreciation Rate	Life Ranges
		(in years)				(in years)
Generation	2.6%	40	-	121	NA	NA
Transmission	1.6%	25	-	87	NA	NA
Distribution	3.2%	11	-	52	NA	NA
CWIP	NM	NM			NA	NA
Other	6.6%	24	-	55	NM	NM

NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Indiana Michigan Power Co [Member]
Depreciation, Depletion and Amortization
I&M

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,577,906	$1,887,333	1.9%	59	-	132	$-	$-	NA	NA
Transmission	1,304,225	420,295	1.5%	50	-	75	-	-	NA	NA
Distribution	1,625,057	390,014	2.8%	15	-	70	-	-	NA	NA
CWIP	427,164	(18,824)	NM	NM			-	-	NA	NA
Other	1,268,597	509,426	4.9%	14	-	45	152,764	111,105	NM	NM
Total	$8,202,949	$3,188,244					$152,764	$111,105

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$4,062,733	$2,130,136	1.7%	59	-	132	$-	$-	NA	NA
Transmission	1,278,236	411,825	1.5%	46	-	75	-	-	NA	NA
Distribution	1,553,358	373,342	2.5%	14	-	70	-	-	NA	NA
CWIP	341,063	65,449	NM	NM			-	-	NA	NA
Other	573,836	141,291	9.6%	14	-	40	151,477	110,092	NM	NM
Total	$7,809,226	$3,122,043					$151,477	$110,092

2011		Regulated				Nonregulated
		Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property		Depreciable Rate	Life Ranges			Depreciable Rate	Life Ranges
			(in years)				(in years)
Generation		1.6%	59	-	132	NA	NA
Transmission		1.4%	46	-	75	NA	NA
Distribution		2.4%	14	-	70	NA	NA
CWIP		NM	NM			NA	NA
Other		7.4%	NM			NM	NM

NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Ohio Power Co [Member]
Depreciation, Depletion and Amortization
OPCo

2013	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Transmission	$2,011,289	$814,849	2.3%	39	-	60	$-	$-	NA	NA
Distribution	3,877,532	1,023,313	2.7%	12	-	60	-	-	NA	NA
CWIP	185,428	(29,825)	NM	NM	-	-	NM	NM
Other	354,195	163,894	7.5%	25	-	50	10,378	811	NM	NM
Total	$6,428,444	$1,972,231	$10,378	$811

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$8,673,296	$3,200,427	3.0%	35	-	66
Transmission	2,013,737	809,199	2.3%	39	-	60	-	-	NA	NA
Distribution	3,722,745	1,011,324	2.7%	12	-	60	-	-	NA	NA
CWIP	147,408	(21,198)	NM	NM	207,089	1,350	NM	NM
Other	427,412	224,153	7.3%	25	-	50	143,742	17,550	NM	NM
Total	$6,311,302	$2,023,478	$9,024,127	$3,219,327

2011	Regulated	Nonregulated
Annual Composite	Annual Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
(in years)	(in years)
Generation	NA	NA	3.2%	35	-	66
Transmission	2.3%	27	-	70	NA	NA
Distribution	3.7%	12	-	56	NA	NA
CWIP	NM	NM	NM	NM
Other	8.7%	NM	NM	NM

NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Public Service Co of Oklahoma [Member]
Depreciation, Depletion and Amortization
PSO

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,203,221	$583,486	1.7%	35	-	70	$-	$-	NA	NA
Transmission	731,312	186,040	1.9%	40	-	75	-	-	NA	NA
Distribution	1,986,032	365,299	2.3%	30	-	65	-	-	NA	NA
CWIP	175,890	(15,138)	NM	NM			-	-	NA	NA
Other	387,856	203,841	4.1%	5	-	40	5,170	(6)	NM	NM
Total	$4,484,311	$1,323,528					$5,170	$(6)

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,346,530	$654,989	1.7%	35	-	70	$-	$-	NA	NA
Transmission	706,917	176,187	1.9%	40	-	75	-	-	NA	NA
Distribution	1,859,557	345,207	2.4%	30	-	65	-	-	NA	NA
CWIP	95,170	(9,281)	NM	NM			-	-	NA	NA
Other	205,373	111,837	6.6%	5	-	40	5,176	2	NM	NM
Total	$4,213,547	$1,278,939					$5,176	$2

2011		Regulated				Nonregulated
		Annual Composite				Annual Composite
		Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property		Rate	Life Ranges			Rate	Life Ranges
			(in years)				(in years)
Generation		1.8%	9	-	70	NA	NA
Transmission		1.9%	40	-	75	NA	NA
Distribution		2.4%	30	-	65	NA	NA
CWIP		NM	NM			NA	NA
Other		8.3%	5	-	35	NM	NM

NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
SWEPCo

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,764,429	$1,062,166	2.2%	40	-	70	$-	$-	NA	NA
Transmission	1,165,167	312,567	2.3%	50	-	70	-	-	NA	NA
Distribution	1,843,912	563,087	2.6%	25	-	65	-	-	NA	NA
CWIP (a)	281,849	(7,355)	NM	NM			-	-	NA	NA
Other	574,131	326,871	5.0%	7	-	51	295,099	134,316	NM	NM
Total	$7,629,488	$2,257,336					$295,099	$134,316

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,888,230	$1,092,566	2.2%	35	-	65	$-	$-	NA	NA
Transmission	1,115,795	301,159	2.3%	50	-	70	-	-	NA	NA
Distribution	1,758,988	556,904	2.6%	25	-	65	-	-	NA	NA
CWIP (a)	99,783	(8,294)	NM	NM			-	-	NA	NA
Other	397,643	225,254	6.6%	7	-	47	290,611	116,669	NM	NM
Total	$7,260,439	$2,167,589					$290,611	$116,669

2011		Regulated				Nonregulated
		Annual Composite				Annual Composite
		Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property		Rate	Life Ranges			Rate	Life Ranges
			(in years)				(in years)
Generation		2.1%	35	-	68	NA	NA
Transmission		2.3%	50	-	70	NA	NA
Distribution		2.6%	25	-	65	NA	NA
CWIP		NM	NM			NM	NM
Other		6.9%	7	-	47	NM	NM

(a)	SWEPCo's regulated section includes amounts related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA	Not applicable.
NM	Not meaningful.

Asset Retirement Obligation (ARO)
						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities
			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.